Geographic areas and major customers	12 Months Ended
Dec. 31, 2021
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 14 - Geographic areas and major customers
A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the ultimate customer.

	Year ended December 31
	2019	2020	2021
	US$ thousands

USA	76,081	64,503	88,556
North America - other	1,080	639	964
Israel	11,983	12,362	9,936
Europe	8,973	23,208	19,383
Asia-Pacific	7,123	6,686	9,621

	105,240	107,398	128,460

B.    Sales to single ultimate customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2019	2020	2021
	US$ thousands

Customer "A"	17,107	12,278	19,184
Customer "B"	11,030	4,225	10,145
Customer "C"	2,428	13,468	7,788
Customer "D"	-	13,328	7,689

C.       Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2020 and 2021:

	Year ended December 31
	2020	2021
	US$ thousands

North America	1,081	1,014
Europe	189	340
Israel	12,753	11,987

	14,023	13,341